Income Tax Expense - Additional Information (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)
Disclosure of income tax expense [Line Items]
Deductible temporary differences		$ 28,584	$ 0	$ 0
Taxable temporary differences		$ 920,943	$ 495,154	$ 16,176
Profit seeking enterprise [member]
Disclosure of income tax expense [Line Items]
Statutory tax rates	20.00%	17.00%
unappropriated retained earnings tax rate	5.00%	10.00%